Virtus Seix High Income Fund
Virtus Seix High Income Fund

Virtus Seix High Income Fund,

a series of Virtus Asset Trust

Supplement dated July 1, 2019, to the Summary Prospectus

and the Virtus Asset Trust Statutory Prospectus,

each dated April 30, 2019

Important Notice to Investors

Effective July 1, 2019, the fund’s investment adviser, Virtus Fund Advisers, LLC, is implementing more favorable expense limitation arrangements. These changes are described in more detail below.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Seix High Income Fund		Class A	Class I	Class R6	Class R
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	none	0.50%	none
Other Expenses		0.31%	0.33%	0.20%	0.20%
Total Annual Fund Operating Expenses		1.11%	0.88%	1.25%	0.75%
Less: Fee Waivers and/or Expense Reimbursements	[1]	(0.18%)	(0.20%)	(0.07%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	0.93%	0.68%	1.18%	0.59%
[1]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.93% for Class A Shares, 0.68% for Class C Shares, 1.18% for Class R Shares and 0.59% for Class R6 Shares through April 30, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under "Fees and Expenses," the "Example" table is hereby replaced with the following:
Expense Example - Virtus Seix High Income Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	466	697	947	1,660
Class I	Sold	69	261	468	1,066
Class R6	Sold	120	390	680	1,505
Class R	Sold	60	224	401	915

Expense Example, No Redemption - Virtus Seix High Income Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	466	697	947	1,660
Class I	Held	69	261	468	1,066
Class R6	Held	120	390	680	1,505
Class R	Held	60	224	401	915

Investors should retain this supplement with the Prospectuses for future reference.